Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2024
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

8.Redeemable Convertible Preferred Stock

In May 2023, the Company issued and sold an aggregate of 10,722,340 shares of Series B-2 redeemable convertible preferred stock for gross proceeds of $53.6 million and 1,277,660 shares of Series B-2A redeemable convertible preferred stock for gross proceeds of $6.4 million and incurred $0.2 million of offering costs. The purchase price for Series B-2 and B-2A redeemable convertible preferred stock was $5.00 per share. The Series B-2 and Series B-2A stock purchase agreement contained an obligation to issue additional shares of Series B-2 or Series B-2A redeemable convertible preferred stock in a second tranche closing by October 2023 (the “Second Tranche Series B-2 Closing”) upon the occurrence of certain events, including the board of directors’ consent. The Company recognized this call option as a derivative liability and estimated its fair value of $2.1 million.

In July 2023, the holders of the shares of Series B-2A redeemable convertible preferred stock elected to convert their 1,277,660 shares into the same number of Series B-2 redeemable convertible preferred stock.

In October 2023, the Company closed the Second Tranche Series B-2 Closing and issued an additional 4,221,170 shares of Series B-2 redeemable convertible preferred stock and 1,778,830 shares of Series B-2A redeemable convertible preferred stock at a price of $5.00 per share and received gross proceeds of $21.1 million and $8.9 million, respectively. Accordingly, the derivative liability was settled, and the Company reclassified the derivative liability, remeasured at fair value of $2.2 million, into redeemable convertible preferred stock. The Company incurred less than $0.1 million of offering costs in connection with the Second Tranche Series B-2 Closing.

In March 2024, the Company issued and sold an aggregate of 41,264,891 shares of Series C redeemable convertible preferred stock for gross proceeds of $129.5 million and incurred $0.4 million of offering costs. The purchase price for Series C redeemable convertible preferred stock was $3.13826 per share. Under the Series C stock purchase agreement, any time prior to the earliest of (i) December 31, 2024, (ii) the execution of a letter of intent for the sale of the Company, or (iii) the closing date of the Company’s IPO, at the discretion of the Company’s board of directors, the Company was obligated to sell and each Series C purchaser was obligated to purchase additional shares of Series C redeemable convertible preferred stock with the amount equal to the purchaser’s aggregate purchase price in the first tranche Series C closing less any previous payments by the purchaser as part of the Put Right (as defined below) exercise. If the purchaser did not purchase its full share in the second tranche closing (the “Second Tranche Series C Closing”), all of its existing shares of Series C redeemable convertible stock and Series C-1 redeemable convertible preferred stock were convertible into voting common stock at a 10-to-1 basis. Additionally, a purchaser had a right to purchase shares of Series C-1 redeemable convertible preferred stock at a purchase price of $4.00 per share beginning from the earlier of (a) September 4, 2024 or (b) the date of a significant partnering or collaboration agreement and expiring upon the earlier of (a) December 31, 2024, (b) the public filing of a registration statement on Form S-1 for the IPO, (c) the Second Tranche Series C Closing and (d) the execution of a letter of intent for the sale of the Company (the “Put Right”). The Put Right could only be exercised once. The Company determined that the Second Tranche Series C Closing and the Put Right were two freestanding financial instruments and recognized the derivative liabilities at their estimated fair value of $8.9 million at the issuance date.

In May 2024, the Company closed the Second Tranche Series C Closing and issued an additional 41,264,892 shares of Series C redeemable convertible preferred stock at a price of $3.13826 per share. The Company received gross proceeds of $129.5 million and incurred $0.2 million of offering costs. Accordingly, the derivative liabilities were settled, and the Company reclassified the derivative liabilities, remeasured at fair value of $14.3 million, into redeemable convertible preferred stock.

Immediately prior to the closing of the Company’s IPO on July 1, 2024, all outstanding shares of the Company’s redeemable convertible preferred stock were converted and then redesignated into voting and non-voting common stock (see Note 1) and are no longer outstanding.

The Company’s redeemable convertible preferred stock as of December 31, 2023, consisted of the following:

	December 31, 2023
		Shares Issued	Aggregate
	Shares	and	Liquidation	Net Carrying
	Authorized	Outstanding	Preference	Value

	(in thousands, except share amounts)
Series Seed redeemable convertible preferred stock	10,500,000	10,500,000	$10,500	$10,480
Series A redeemable convertible preferred stock	7,500,000	7,500,000	30,000	29,972
Series B redeemable convertible preferred stock	40,200,000	40,200,000	201,000	200,711
Series B-1 redeemable convertible preferred stock	9,760,088	9,760,088	39,040	44,310
Series B-2 redeemable convertible preferred stock	18,000,000	16,221,170	81,106	80,969
Series B-2A redeemable convertible preferred stock	3,056,490	1,778,830	8,894	8,928
Total redeemable convertible preferred stock	89,016,578	85,960,088	$370,540	$375,370